Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 562,542	S/ 474,822	S/ 651,255
Banking services fees	207,230	192,588	220,207
Funds management	184,703	151,356	147,954
Contingent loans fees	64,964	52,156	56,153
Collection services	52,955	41,124	41,010
Commission for loans rescheduling "Reactiva Peru" program (Income)	23,722	0	0
Brokerage and custody services	8,457	6,858	9,109
Other	37,293	42,207	40,801
Total	1,141,866	961,111	1,166,489
Credit cards	(128,580)	(105,772)	(118,675)
Credit life insurance premiums	(60,231)	(59,520)	(48,866)
Local banks fees	(36,836)	(15,828)	(9,307)
Foreign banks fees	(31,767)	(15,105)	(17,172)
Commission for loans rescheduling "Reactiva Peru" program (Expense)	(26,215)	0	0
Registry expenses	(3,009)	(8,151)	(7,472)
Brokerage and custody services	(824)	(630)	(642)
Others	(30,596)	(32,605)	(38,470)
Total	(318,058)	(237,611)	(240,604)
Net	S/ 823,808	S/ 723,500	S/ 925,885